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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08428

                          The Tocqueville Alexis Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            1675 Broadway, 16th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Tocqueville Alexis Fund
                            1675 Broadway, 16th Floor
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 698-0800

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

STATEMENT OF NET ASSETS
July 31, 2004 (Unaudited)

  Number
 of Shares                                                           Value
------------------------------------------------------------------------------
             COMMON STOCKS 98.39%

             ADVERTISING 1.42%
    20,000   Getty Images, Inc.*                                 $   1,092,400
                                                                 -------------

             BANKS 15.72%
   100,000   Hang Seng Bank Ltd. - ADR (HK)                          1,278,870
    60,000   Hibernia Corp. - Class A                                1,518,000
    27,086   HSBC Holdings PLC - ADR (UK)                            2,000,030
    17,500   M&T Bank Corp.                                          1,631,525
    40,000   Mercantile Bankshares Corp.                             1,816,400
    60,000   National Commerce Financial Corp.                       1,950,000
    50,000   SouthTrust Corp.                                        1,939,500
                                                                 -------------
                                                                    12,134,325
                                                                 -------------

             BEVERAGES 1.93%
    50,000   Koninklijke Grolsch N.V. - (NETH)                       1,492,897
                                                                 -------------

             BUILDING & Housing 2.55%
    65,000   Masco Corp.                                             1,965,600
                                                                 -------------

             CONSUMER NON-DURABLES 3.28%
    25,000   Colgate-Palmolive Co.                                   1,330,000
    45,000   Rayovac Corp.*                                          1,202,850
                                                                 -------------
                                                                     2,532,850
                                                                 -------------

             DRUG & HOSPITAL SUPPLIES 11.20%
    40,000   Johnson & Johnson                                       2,210,800
    30,000   Medtronic, Inc.                                         1,490,100
    40,000   Novartis AG - ADR (CH)                                  1,786,400
    55,000   Pfizer, Inc.                                            1,757,800
    40,000   Pharmaceutical Product Development, Inc.*               1,402,400
                                                                 -------------
                                                                     8,647,500
                                                                 -------------

             FOOD SERVICES 3.83%
   100,000   The Kroger Co.*                                         1,580,000
    40,000   Sysco Corp.                                             1,378,000
                                                                 -------------
                                                                     2,958,000
                                                                 -------------

             FURNISHINGS & APPLIANCES 2.10%
    60,000   Leggett & Platt, Inc.                                   1,623,000
                                                                 -------------

             HEALTHCARE 2.43%
    15,000   CIGNA Corp.                                               930,150
    15,000   United Health Group, Inc.                                 943,500
                                                                 -------------
                                                                     1,873,650
                                                                 -------------

             INFORMATION TECHNOLOGY 13.86%
    40,000   Automatic Data Processing, Inc.                         1,679,200
    60,000   Cisco Systems, Inc.*                                    1,251,600
    60,000   Dell Inc.*                                              2,128,200
   200,000   EMC Corp.*                                              2,194,000
    70,000   Intel, Corp.                                            1,706,600
    60,000   Molex, Inc.                                             1,737,600
                                                                 -------------
                                                                    10,697,200
                                                                 -------------

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STATEMENT OF NET ASSETS (continued)
July 31, 2004 (Unaudited)

  Number
 of Shares                                                           Value
------------------------------------------------------------------------------
             COMMON STOCKS 98.39% (continued)

             INSURANCE 4.50%
    60,000   Hannover Rueckversicherung AG - (GER)               $   1,907,055
    30,000   PartnerRe Ltd. - (BER)                                  1,569,300
                                                                 -------------
                                                                     3,476,355
                                                                 -------------

             MEDICAL SERVICES 3.90%
    40,000   Cardinal Health, Inc.                                   1,780,000
    15,000   Quest Diagnostics, Inc.                                 1,231,200
                                                                 -------------
                                                                     3,011,200
                                                                 -------------

             METALS & MINING 2.05%
    40,000   Alcan, Inc. - (CAN)                                     1,584,800
                                                                 -------------

             OFFICE EQUIPMENT 1.80%
   100,000   Xerox Corp.*                                            1,386,000
                                                                 -------------

             OIL - DOMESTIC/INTERNATIONAL 10.73%
    25,000   ConocoPhillips                                          1,969,250
    35,000   Devon Energy Corp.                                      2,432,150
    30,000   Schlumberger Ltd. - (NETH)                              1,929,600
    20,000   Total SA - ADR (FR)                                     1,947,000
                                                                 -------------
                                                                     8,278,000
                                                                 -------------

             PAPER & FOREST PRODUCTS 2.41%
    30,000   Weyerhaeuser Co.                                        1,860,000
                                                                 -------------

             PUBLISHING 1.77%
    42,200   John Wiley & Sons, Inc. - Class A                       1,365,592
                                                                 -------------

             REAL ESTATE INVESTMENT TRUST 3.12%
    80,000   General Growth Properties, Inc.                         2,406,400
                                                                 -------------

             RETAILING 6.69%
    70,000   99 Cents Only Stores*                                   1,003,100
    50,000   Borders Group, Inc.                                     1,143,500
    35,000   Carrefour SA - (FR)                                     1,669,937
    60,000   Foot Locker, Inc.                                       1,350,000
                                                                 -------------
                                                                     5,166,537
                                                                 -------------
             RUBBER & PLASTIC 1.68%
    60,000   Newell Rubbermaid, Inc.                                 1,296,000
                                                                 -------------

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STATEMENT OF NET ASSETS (continued)
July 31, 2004 (Unaudited)

  Number
 of Shares                                                           Value
------------------------------------------------------------------------------
             COMMON STOCKS 98.39% (continued)

             TELECOMMUNICATIONS 1.41%
   100,000   Andrew Corp.*                                       $   1,085,000
                                                                 -------------

             Total Common Stocks
             (Cost $59,614,784)                                     75,933,306
                                                                 -------------

             SHORT-TERM INVESTMENTS  1.70%
   657,664   Temporary Investment Cash                                 657,664
   657,664   Temporary Investment Fund                                 657,664
                                                                 -------------
             Total Short Term Investments
             (Cost $1,315,328)                                       1,315,328
                                                                 -------------

             TOTAL INVESTMENTS 100.90%
             (Cost $60,930,112)                                     77,248,634

Liabilities in Excess of Other Assets -0.90%                           (69,260)
                                                                 -------------

Net Assets applicable to 5,499,760 Shares of Common Stock
 issued and outstanding 100.00%                                  $  77,179,374
                                                                 =============

Net Asset Value, offering and redemption price per share
 ($77,179,374 / 5,499,760)                                       $       14.03
                                                                 =============

     The aggregate unrealized appreciation (depreciation) on a tax basis is as follows:

             Gross appreciation ............   $  17,933,622
             Gross depreciation ............      (1,615,100)
                                               -------------
             Net appreciation ..............   $  16,318,522**
                                               =============

COUNTRY ABBREVIATIONS:
             (BER) - Bermuda                (GER) - Germany
             (CAN) - Canada                 (HK) - Hong Kong
             (CH) - Switzerland             (NETH) - Netherlands
             (FR) - France                  (UK) - United Kingdom

           *  Non-income producing security.
          ** The cost for Federal income tax purposes at July 31, 2004, was $61,020,099.
         ADR  American Depository Receipt

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TOP TEN STOCK HOLDINGS (Unaudited)
27.5% OF THE FUNDS

Devon Energy Corp.                   3.2%
General Growth Properties, Inc.      3.1%
Johnson & Johnson                    2.9%
EMC Corp.                            2.8%
Dell Inc.                            2.8%
HSBC Holdings PLC - ADR (UK)         2.6%
ConocoPhillips                       2.6%
Masco Corp.                          2.5%
National Commerce Financial Corp.    2.5%
Total SA - ADR (FR)                  2.5%
                                    ----
Total                               27.5%
                                    ====

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PERCENT OF TOTAL EQUITIES
BY COUNTRY (Unaudited)

Hong Kong                            1.7%
Bermuda                              2.1%
Canada                               2.1%
Switzerland                          2.3%
Germany                              2.5%
United Kingdom                       2.6%
Netherlands                          4.5%
France                               4.8%
United States                       77.4%

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Alexis Trust

By (Signature and Title)*   /s/ Colin Ferenbach
                         -------------------------------------
                            Colin Ferenbach, President
                            (principal executive officer)

Date September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Colin Ferenbach
                         -------------------------------------
                            Colin Ferenbach, President
                            (principal executive officer)

Date September 21, 2004

By (Signature and Title)*   /s/ Roger Cotta
                         -------------------------------------
                            Roger Cotta, Treasurer
                            (principal financial officer)

Date September 21, 2004

* Print the name and title of each signing officer under his or her signature.